Leases	6 Months Ended
Jun. 30, 2023
Leases
Leases

Note 7 – Leases

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2023	2022
(DKK million)
Right-of-use assets
Properties	726	523

Total right-of-use assets	726	523

Lease liabilities
Current	82	74
Non-current	721	523

Total lease liabilities	803	597

During the first six months of 2023, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of a lease for the new headquarters in Denmark. During the first six months of 2022, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the Netherlands with respect to office and laboratory space.

Amounts recognized in the statements of comprehensive income

The statements of comprehensive income shows the following amounts relating to leases:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)
Depreciation charge of right-of-use assets
Properties	23	16	44	31

Total depreciation charge of right-of-use assets	23	16	44	31

Interest expense	6	4	11	7

Interest expense is included in net financial items in the statements of comprehensive income.

Variable lease payments, short-term leases, and sublease income are immaterial.